JPMorgan Emerging Markets Equity Fund Annual Fund Operating Expenses - L Shares [Member] - JPMorgan Emerging Markets Equity Fund - Class L	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.91%